united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jennifer Bailey

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 06/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AlphaCentric Asset Rotation Fund (ROTAX, ROTCX, ROTIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 98.1%
	BROAD MARKET - 65.4%
65,000	Vanguard Extended Market ETF	$7,657,000

	GOVERNMENT - 32.7%
31,500	iShares 20+ Year Treasury Bond ETF	3,834,180

	TOTAL EXCHANGE TRADED FUNDS (Cost $11,413,951)	11,491,180

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
220,911	Fidelity Investments Money Market Funds Government Portfolio -	220,911
	Institutional Class to yield 1.62% * (Cost $220,911)

	TOTAL INVESTMENTS - 100.0% (Cost $11,634,862)	$11,712,091
	OTHER ASSETS LESS LIABILITIES - 0.0%	4,572
	NET ASSETS - 100%	$11,716,663

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,491,180	$-	$-	$11,491,180
Short-Term Investment	220,911	-	-	220,911
Total	$11,712,091	$-	$-	$11,712,091
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$11,634,862	$104,139	$(26,910)	$77,229

AlphaCentric Bond Rotation Fund (BDRAX, BDRCX, BDRIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 97.8%
	GOVERNMENT - 49.1%
13,500	iShares 20+ Year Treasury Bond ETF	$1,643,220
30,000	iShares 7-10 Year Treasury Bond ETF	3,075,300
		4,718,520
	INDEX RELATED - 31.8%
57,600	SPDR Bloomberg Barclays Convertible Securities ETF	3,053,952

	MUNICIPALS - 16.9%
28,800	SPDR Nuveen S&P High Yield Municipal Bond ETF	1,626,624

	TOTAL EXCHANGE TRADED FUNDS (Cost $9,406,521)	9,399,096

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
183,833	Fidelity Investments Money Market Government Portfolio -	183,833
	Institutional Class to yield 1.62% * (Cost $183,833)

	TOTAL INVESTMENTS - 99.7% (Cost $9,590,354)	$9,582,929
	OTHER ASSETS LESS LIABILITIES - 0.3%	25,961
	NET ASSETS - 100%	$9,608,890

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,399,096	$-	$-	$9,399,096
Short-Term Investment	183,833	-	-	183,833
Total	$9,582,929	$-	$-	$9,582,929

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$9,609,294	$22,573	$(48,938)	$(26,365)

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 0.4%
5,021,714	Amur Finance VI LLC, 144A +	8.000	12/20/2024	$4,569,760
4,622,570	AXIS Equipment Finance Receivables IV LLC, 144A	8.830	3/20/2024	4,621,876
	TOTAL ASSET BACKED SECURITIES (Cost $9,631,779)			9,191,636

	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 95.8%
18,595,346	Aames Mortgage Investment Trust 2006-1, 1M Libor + 0.48%	2.571	4/25/2036	16,783,267
897,717	ABFC 2004-HE1 Trust, 1M Libor + 2.70%	4.791	7/25/2033	839,166
2,829,153	ABFC 2005-HE1 Trust, 1M Libor + 1.05%	3.141	3/25/2035	1,930,844
4,058,741	ABFC 2005-WMC1 Trust, 1M Libor + 0.89%	2.976	6/25/2035	2,998,020
5,189,000	ABFC 2007-NC1 Trust, 1M Libor + 1.00%, 144A	3.091	5/25/2037	2,995,892
4,312,293	ABFS Mortgage Loan Trust 2002-2	6.785	7/15/2033	3,275,415
5,551,936	ABFS Mortgage Loan Trust 2002-3	5.902	9/15/2033	4,174,706
629,508	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 1M Libor + 2.03%	4.116	6/25/2034	522,537
5,159,727	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4, 1M Libor + 1.95%	4.041	12/25/2034	2,981,111
2,205,485	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.32%	3.411	1/25/2035	1,843,411
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 1M Libor + 4.125%	6.216	11/25/2033	630,242
6,000,000	ACE Securities Corp Home Equity Loan Trust Series 2005-HE6, 1M Libor + 0.48%	2.571	10/25/2035	4,483,461
17,497,544	ACE Securities Corp Home Equity Loan Trust Series 2005-HE7, 1M Libor + 0.69%	2.781	11/25/2035	13,672,452
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 1M Libor + 3.00%	5.091	8/25/2040	1,571,271
3,433,366	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP4, 1M Libor + 0.29%	2.381	8/25/2036	1,967,953
21,408,945	ACE Securities Corp Home Equity Loan Trust Series 2006-NC1, 1M Libor + 0.43%	2.521	12/25/2035	13,361,245
24,346,500	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1M Libor + 0.28%	2.371	4/25/2036	16,242,819
7,790,302	Adjustable Rate Mortgage Trust 2005-2, 1M Libor + 1.35%	3.441	6/25/2035	5,022,829
597,730	Adjustable Rate Mortgage Trust 2005-3	3.830	7/25/2035	586,681
13,130	Adjustable Rate Mortgage Trust 2005-3, 1M Libor + 0.32%	2.411	7/25/2035	13,104
3,061,993	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 1M Libor + 3.00%	5.091	6/25/2034	2,173,104
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 5.25%	7.341	10/25/2034	699,863
20,290,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1M Libor + 0.50%	2.591	10/25/2035	15,167,018
67,805	AFC Home Equity Loan Trust, 1M Libor + 0.70%	2.791	12/22/2027	65,429
7,366,935	AFC Trust Series 1999-4, 1M Libor + 0.88%, 144A	2.971	12/26/2029	5,960,634
1,157,297	Alternative Loan Trust 2004-J9, 1M Libor + 2.78%	4.866	10/25/2034	667,704
4,463,498	Alternative Loan Trust 2005-61, 1M Libor + 0.38%	2.471	12/25/2035	3,861,304
2,996,117	Alternative Loan Trust 2006-OA22, 1M Libor + 0.24%	2.331	2/25/2047	1,634,078
5,341,644	American Home Mortgage Assets Trust 2005-1, 1M Libor + 0.86%	2.815	6/25/2045	4,173,172
22,547,108	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.38%	2.471	3/25/2046	16,658,372
5,711,060	Ameriquest Mortgage Securities Inc Asset-Backed	8.670	3/25/2035	2,278,430
3,336,609	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 03 8, 1M Libor + 4.88%	6.966	10/25/2033	2,924,654
2,672,532	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-1	5.467	2/25/2033	2,312,789
1,963,156	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-1, 1M Libor + 5.55%	5.291	2/25/2033	1,696,411
1,431,042	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-1A1, 1M Libor + 2.25%	4.341	9/25/2034	1,083,696
3,607,916	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 4.50%	6.591	5/25/2034	2,045,324
2,199,965	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.70%	4.791	5/25/2034	1,727,331
3,630,097	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R7, 1M Libor + 3.23%	4.365	8/25/2034	3,572,726
2,722,790	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.92%	4.011	9/25/2034	1,472,666
1,405,587	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.80%	3.891	9/25/2034	1,081,472
2,907,002	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R9, 1M Libor + 2.10%	4.191	10/25/2034	1,669,867
2,351,672	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	4.191	11/25/2034	2,183,226
4,569,336	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5, 1M Libor + 1.83%	3.921	7/25/2035	1,360,799
6,000,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5, 1M Libor + 1.05%	3.141	7/25/2035	4,588,890
12,600,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R6, 1M Libor + 1.15%	3.241	8/25/2035	3,541,366
10,196,437	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R7, 1M Libor + 0.73%	2.821	9/25/2035	2,661,115
4,320,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R7, 1M Libor + 0.65%	2.741	9/25/2035	3,996,335
7,240,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R8, 1M Libor + 0.69%	2.781	10/25/2035	5,452,445
1,405,427	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R10, 1M Libor + 1.45%	3.541	1/25/2036	209,199
26,084,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R10, 1M Libor + 0.69%	2.781	1/25/2036	20,469,255
14,370,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R11, 1M Libor + 0.68%	2.771	1/25/2036	12,443,352
1,763,122	Ameriquest Mortgage Securities Inc Series 2003-6, 1M Libor + 6.00%	5.256	5/25/2033	968,401
10,094,819	Ameriquest Mortgage Securities Trust 2006-R1, 1M Libor + 0.56%	2.651	3/25/2036	2,985,118
199,350	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1M Libor + 0.50%	2.586	6/25/2028	193,250
456,395	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 1M Libor + 1.85%	3.941	11/25/2029	433,720
1,190,837	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W1, 144A, 1M Libor + 4.88%	4.274	3/25/2034	707,288
535,082	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 5.25%	4.274	3/25/2034	439,813
24,000,000	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W3, 1M Libor + 3.23%	2.551	11/25/2035	20,283,096
21,918,121	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W5, 1M Libor + 2.93%	2.551	1/25/2036	12,453,766
36,588,441	Argent Securities, Inc.	4.090	10/25/2035	22,260,162

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount		Coupon Rate (%)	Maturity	Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 95.8% (continued)
$3,360,431	Argent Securities Trust 2006-W1, 1M Libor + 0.41%	2.501	3/25/2036	$629,155
28,656,218	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6, 1M Libor + 0.23%	2.321	11/25/2036	23,283,538
17,765,000	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, 1M Libor + 0.64%	2.731	11/25/2035	15,216,691
22,770,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.371	7/25/2036	18,072,952
6,822,916	Asset Backed Securities Corp Home Equity Loan Trust Series WMC 2005-HE5, 1M Libor + 1.05%	3.141	6/25/2035	1,424,673
3,778,100	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.89%	3.981	1/25/2035	3,015,961
5,050,804	Asset-Backed Pass-Through Certificates Series 2005-R2, 1M Libor + 1.17%	3.261	4/25/2035	3,340,608
7,500,000	Asset-Backed Pass-Through Certificates Series 2005-R4, 1M Libor + 1.80%	3.891	7/25/2035	5,798,278
1,991,083	Banc of America Funding 2004-B Trust	3.535	12/20/2034	1,847,062
633,545	Banc of America Funding 2004-C Trust, 1M Libor + 0.90%	2.984	12/20/2034	630,243
3,783,563	Banc of America Mortgage 2004-K Trust	3.519	12/25/2034	2,135,672
5,369,000	Bayview Financial Mortgage Pass-Through Trust 2006-A, 1M Libor + 1.65%	3.752	2/28/2041	5,340,182
3,020,818	Bear Stearns ALT-A Trust 2004-1	3.829	2/25/2034	1,926,125
35,303	Bear Stearns ARM Trust 2003-8	3.823	1/25/2034	33,176
847,993	Bear Stearns ARM Trust 2004-7	3.750	10/25/2034	813,957
2,618,331	Bear Stearns Asset Backed Securities I Trust 2004-HE11, 1M Libor + 2.55%	4.641	12/25/2034	1,592,164
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CL1, 1M Libor + 0.63%	2.721	9/25/2034	2,975,826
1,579,118	Bear Stearns Asset Backed Securities I Trust 2005-HE1, 1M Libor + 2.33%	4.416	1/25/2035	1,469,888
16,094,000	Carrington Mortgage Loan Trust Series 2005-FRE1, 1M Libor + 0.51%	2.601	12/25/2035	11,001,100
13,000,000	Carrington Mortgage Loan Trust Series 2005-NC3, 1M Libor + 0.70%	2.791	6/25/2035	8,941,631
3,500,000	Carrington Mortgage Loan Trust Series 2005-NC5, 1M Libor + 0.52%	2.611	10/25/2035	2,126,293
35,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.30%	2.391	7/25/2036	17,928,919
18,265,127	Carrington Mortgage Loan Trust Series 2006-NC1, 1M Libor + 0.42%	2.511	1/25/2036	12,871,305
5,231,000	Carrington Mortgage Loan Trust Series 2006-NC2, 1M Libor + 0.27%	2.361	6/25/2036	3,872,830
10,718,598	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.30%	2.391	10/25/2036	1,672,438
4,170,000	Carrington Mortgage Loan Trust Series 2006-OPT1, 1M Libor + 0.37%	2.461	2/25/2036	2,816,352
9,320,373	Carrington Mortgage Loan Trust Series 2006-RFC1, 1M Libor + 0.29%	2.381	5/25/2036	5,029,913
10,500,527	Carrington Mortgage Loan Trust Series 2007-RFC1, 1M Libor + 0.26%	2.351	12/25/2036	905,356
1,250,484	Centex Home Equity Loan Trust 2002-C, 1M Libor + 1.15%	3.241	9/25/2032	920,360
1,081,064	Centex Home Equity Loan Trust 2004-B, 1M Libor + 2.33%	4.416	3/25/2034	90,548
2,962,632	Centex Home Equity Loan Trust 2004-C, 1M Libor + 2.10%	4.191	6/25/2034	711,359
685,775	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.03%	3.121	9/25/2034	621,644
2,825,156	Centex Home Equity Loan Trust 2005-B, 1M Libor + 1.02%	3.111	3/25/2035	1,800,810
9,622,646	Centex Home Equity Loan Trust 2005-D, 1M Libor + 1.20%	3.291	10/25/2035	7,634,170
17,000,000	Centex Home Equity Loan Trust 2006-A, 1M Libor + 0.37%	2.461	6/25/2036	12,258,389
123,073,000	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.841	10/25/2037	49,499,825
8,000,000	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.841	10/25/2037	6,262,979
21,761,000	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.841	10/25/2037	7,788,382
5,115,113	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.29%	2.381	9/25/2036	1,386,399
3,000,000	Citigroup Mortgage Loan Trust 2006-HE2, 1M Libor + 0.38%	2.471	8/25/2036	1,945,874
7,203,072	Citigroup Mortgage Loan Trust 2006-NC1, 1M Libor + 0.29%	2.381	8/25/2036	2,866,270
2,744,917	Citigroup Mortgage Loan Trust 2006-WMC1, 1M Libor + 0.62%	2.706	12/25/2035	1,107,648
276,192	Citigroup Mortgage Loan Trust 2007-10	4.109	9/25/2037	225,604
3,478,885	Citigroup Mortgage Loan Trust 2007-AHL1, 1M Libor + 0.27%	2.361	12/25/2036	1,912,822
6,758,444	Citigroup Mortgage Loan Trust 2007-AMC4, 1M Libor + 0..30%	2.391	5/25/2037	3,937,296
9,820,061	Citigroup Mortgage Loan Trust 2007-WFHE2, 1M Libor + 0.65%	2.741	3/25/2037	6,612,739
6,302,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 0.28%	2.371	6/25/2037	4,700,395
2,000,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 1.12%	3.211	7/25/2035	1,837,001
1,437,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 2.50%	4.591	7/25/2037	1,082,905
2,301,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 4.50%	6.591	12/25/2033	2,014,224
4,113,683	Conseco Finance Corp	7.240	11/15/2028	3,338,229
5,322,192	Conseco Finance Corp	6.980	9/1/2030	4,591,923
228,841	Countrywide Asset-Backed Certificates, 1M Libor + 5.63%	7.716	10/25/2032	204,148
505,314	Countrywide Asset-Backed Certificates, 1M Libor + 1.45%	3.541	3/25/2033	490,247
672,571	Countrywide Asset-Backed Certificates, 1M Libor + 4.50%	6.591	11/25/2033	702,207
4,650,000	Countrywide Asset-Backed Certificates, 1M Libor + 1.15%	3.241	12/25/2035	2,029,354
7,200,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.84%	2.931	1/25/2036	2,695,553
8,595,978	Countrywide Asset-Backed Certificates, 1M Libor + 1.00%	3.091	1/25/2036	1,914,034
17,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.49%	2.581	4/25/2036	11,223,963
3,200,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.73%	2.821	4/25/2036	1,583,724
4,132,122	Countrywide Asset-Backed Certificates, 1M Libor + 0.39%	2.481	7/25/2036	2,141,429
8,399,911	Countrywide Asset-Backed Certificates, 1M Libor + 0.31%	2.401	1/25/2037	2,100,705
17,272,603	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.341	6/25/2037	5,528,817
4,582,199	Countrywide Asset-Backed Certificates, 1M Libor + 0.34%	2.431	6/25/2037	1,760,121
36,351,050	Countrywide Asset-Backed Certificates, 1M Libor + 0.27%	2.361	11/25/2037	12,877,948

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount		Coupon Rate (%)	Maturity	Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 95.8% (continued)
$14,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.44%	2.526	1/25/2045	$11,403,333
17,186,451	Countrywide Asset-Backed Certificates, 1M Libor + 0.23%	2.321	5/25/2047	3,371,971
32,555,335	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.341	6/25/2047	11,537,422
6,800,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.30%	2.391	6/25/2047	5,115,283
26,400,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.30%	2.391	6/25/2047	19,800,919
14,073,729	Countrywide Asset-Backed Certificates, 1M Libor + 0.26%	2.351	6/25/2047	7,111,907
9,916,000	Countrywide Asset-Backed Certificates, 1M Libor + 1.50%	3.591	10/25/2047	7,220,659
1,238,572	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 3.85%	5.941	4/25/2034	1,008,092
676,403	Credit-Based Asset Servicing & Securitization LLC,1M Libor + 2.85%, 144A	4.148	10/25/2034	611,677
4,849,567	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.20%, 144A	3.291	7/25/2035	1,386,735
2,000,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.69%	2.781	7/25/2035	1,672,290
6,032,860	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.45%	2.635	7/25/2035	3,228,620
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 144A	6.000	9/25/2035	3,643,805
1,979,285	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.44%	2.531	12/25/2035	493,597
9,078,000	Credit-Based Asset Servicing & Securitization LLC, 144A	6.231	12/25/2036	9,613,953
3,778,000	Credit-Based Asset Servicing & Securitization LLC, 144A	7.250	3/25/2046	1,338,033
1,907,842	Credit-Based Asset Servicing & Securities, 144A	6.460	3/25/2033	633,247
1,639,941	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24	3.897	10/25/2033	1,128,422
5,443,824	CWABS Asset-Backed Certificates Trust 2004-7, 1M Libor + 2.10%	4.191	10/25/2034	2,153,172
2,771,108	CWABS Asset-Backed Certificates Trust 2005-11, 1M Libor + 0.72%	2.811	2/25/2036	577,487
18,700,000	CWABS Asset-Backed Certificates Trust 2005-14, 1M Libor + 0.78%	2.871	4/25/2036	13,213,132
8,095,044	CWABS Asset-Backed Certificates Trust 2005-16, 1M Libor + 0.76%	2.851	5/25/2036	2,975,272
17,953,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	3.061	8/25/2047	13,997,994
1,868,084	Delta Funding Home Equity Loan Trust 1999-1	6.800	3/15/2028	1,401,668
2,622,588	Delta Funding Home Equity Loan Trust 1999-2	7.370	8/15/2030	1,811,742
1,371,889	Delta Funding Home Equity Loan Trust 2000-3	8.390	11/15/2030	1,090,251
1,359,984	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1, 1M Libor + 0.35%, 144A	2.423	4/15/2036	1,054,172
3,604,799	DSLA Mortgage Loan Trust 2004-AR1, 1M Libor + 1.13%	3.210	9/19/2044	2,437,347
10,779,038	Ellington Loan Acquisition Trust 2007-1, 1M Libor + 2.10%, 144A	4.191	5/25/2037	9,033,941
4,245,000	EMC Mortgage Loan Trust, 1M Libor + 2.25%, 144A	4.341	1/25/2041	2,923,861
11,310,190	Encore Credit Receivables Trust 2005-2, 1M Libor + 0.98%	3.066	11/25/2035	6,783,752
3,582,197	Encore Credit Receivables Trust 2005-3, 1M Libor + 1.76%	3.846	10/25/2035	1,994,557
6,379,761	Encore Credit Receivables Trust 2005-4, 1M Libor + 0.70%	2.791	1/25/2036	3,853,266
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 1M Libor + 5.1%	7.191	10/25/2034	1,645,342
1,782,268	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	3.891	4/25/2035	1,524,923
2,346,436	Equity One Mortgage Pass-Through Trust 2003-4	6.900	10/25/2034	1,213,382
996,279	Equity One Mortgage Pass-Through Trust 2004-1	5.760	4/25/2034	953,266
19,000,000	Fannie Mae - CAS	4.140	10/25/2030	18,882,869
14,538,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.50%	4.591	5/25/2030	14,825,851
8,013,510	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.80%	4.891	2/25/2030	8,402,598
8,013,510	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.80%	4.891	2/25/2030	8,226,669
25,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.40%	4.491	5/25/2030	25,513,802
2,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.45%	6.541	5/25/2030	2,076,884
22,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.25%	4.341	7/25/2030	22,139,524
21,400,894	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.20%	4.291	8/25/2030	21,322,954
2,440,801	FFMLT Trust 2005-FF11, 1M Libor + 0.93%	3.021	11/25/2035	1,989,469
2,500,000	FFMLT Trust 2005-FF2, 1M Libor + 1.05%	3.141	3/25/2035	1,184,871
1,468,274	Finance America Mortgage Loan Trust 2004-3, 1M Libor + 1.65%	3.741	11/25/2034	1,149,934
509,035	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	4.716	3/25/2033	495,092
1,225,685	First Franklin Mortgage Loan Trust 2003-FFH4, 1M Libor + 2.48%	4.566	10/25/2033	641,121
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2, 1M Libor + 1.88%	3.966	3/25/2034	1,371,268
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 1M Libor + 2.25%	4.341	6/25/2034	760,157
2,423,367	First Franklin Mortgage Loan Trust 2004-FF7	5.500	9/25/2034	1,619,318
986,256	First Franklin Mortgage Loan Trust 2004-FFH4, 1M Libor + 2.70%	4.791	1/25/2035	566,183
3,362,481	First Franklin Mortgage Loan Trust 2005-FF5, 1M Libor + 1.20%	3.291	5/25/2035	1,753,690
18,790,076	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	2.631	10/25/2035	17,359,625
10,873,000	First Franklin Mortgage Loan Trust 2006-FF1, 1M Libor + 0.46%	2.551	1/25/2036	9,948,566
12,000,000	First Franklin Mortgage Loan Trust 2006-FF4, 1M Libor + 0.36%	2.500	3/25/2036	8,316,355
7,107,964	First Franklin Mortgage Loan Trust 2006-FF7, 1M Libor + 0.25%	2.341	5/25/2036	3,790,763
4,806,235	First Franklin Mortgage Loan Trust 2006-FF9, 1M Libor + 0.25%	2.341	6/25/2036	1,145,540
4,120,000	First Franklin Mortgage Loan Trust 2006-FF15, 1M Libor + 0.31%	2.401	11/25/2036	3,066,177
534,387	First Franklin Mortgage Loan Trust Series 2004-FFC, 1M Libor + 3.75%, 144A	5.841	6/25/2035	534,146
16,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M Libor + 2.50%	4.591	3/25/2030	16,283,800
15,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M Libor + 2.50%	4.591	3/25/2030	15,452,400
11,857,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M Libor + 2.35%	4.441	4/25/2030	12,124,200

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount		Coupon Rate (%)	Maturity	Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 95.8% (continued)
$16,650,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M Libor + 2.30%	4.391	9/25/2030	$16,599,211
6,989,000	FREMF 2018-KF43 Mortgage Trust, 1M Libor + 2.15%	4.151	1/25/2028	7,037,178
4,499,294	FREMF 2018-KF45 Mortgage Trust, 1M Libor + 1.95%	3.951	3/25/2025	4,499,288
1,346,254	Fremont Home Loan Trust 2004-D, 1M Libor + 0.95%	3.036	11/25/2034	1,213,975
415,377	Fremont Home Loan Trust 2004-4, 1M Libor + 0.92%	3.006	3/25/2035	307,059
1,842,290	Fremont Home Loan Trust 2004-4, 1M Libor + 1.43%	3.516	3/25/2035	1,364,654
3,085,111	Fremont Home Loan Trust 2004-4, 1M Libor + 1.50%	3.591	3/25/2035	1,122,691
6,126,184	Fremont Home Loan Trust 2005-A, 1M Libor + 1.05%	3.141	1/25/2035	765,843
8,431,077	Fremont Home Loan Trust 2005-1, 1M Libor + 1.80%	3.891	6/25/2035	1,547,851
13,340,000	Fremont Home Loan Trust 2005-2, 1M Libor + 0.98%	3.066	6/25/2035	5,868,394
4,974,055	Fremont Home Loan Trust 2005-C, 1M Libor + 0.99%	3.081	7/25/2035	1,256,433
8,984,933	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1M Libor + 0.69%	2.781	10/25/2035	4,861,365
2,600,000	GreenPoint Mortgage Funding Trust 2005-HY1, 1M Libor + 0.59%	2.681	7/25/2035	2,143,072
2,558,296	GSAA Home Equity Trust 2004-8, 1M Libor + 1.73%	3.816	9/25/2034	2,347,042
3,447,373	GSAA Home Equity Trust 2004-11, 1M Libor + 1.43%	3.516	12/25/2034	2,681,903
1,648,885	GSAA Home Equity Trust 2005-5, 1M Libor + 2.55%	4.641	2/25/2035	1,085,874
5,241,000	GSAA Trust, 1M Libor + 0.77%	2.861	6/25/2035	2,862,532
4,841,960	GSAMP Trust 2005-AHL2, 1M Libor + 0.44%	2.531	12/25/2035	2,577,892
13,275,600	GSAMP Trust 2005-HE4, 1M Libor + 0.95%	3.036	7/25/2045	10,455,975
5,610,813	GSAMP Trust 2005-HE5, 1M Libor + 0.70%	2.791	11/25/2035	2,150,505
33,404,664	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	2.371	5/25/2046	23,047,768
7,640,023	GSAMP Trust 2006-HE5, 1M Libor + 0.30%	2.391	8/25/2036	4,776,061
6,098,944	GSAMP Trust 2006-HE8, 1M Libor + 0.25%	2.341	1/25/2037	3,116,280
2,305,521	GSAMP Trust 2006-SD2, 1M Libor + 0.47%, 144A	2.561	5/25/2046	1,081,906
8,931,437	GSAMP Trust 2007-HE1, 1M Libor + 0.25%	2.341	3/25/2047	5,250,503
3,000,000	GSAMP Trust 2007-HSBC1, 1M Libor + 2.25%	4.341	2/25/2047	3,080,823
24,417	GSR Mortgage Loan Trust 2005-7F, 1M Libor + 0.50%	2.591	9/25/2035	23,489
423,232	GSRPM Mortgage Loan Trust 2003-1, 1M Libor + 3.65%	5.741	1/25/2032	424,436
1,157,029	GSRPM Mortgage Loan Trust Series 2004-1, 1M Libor + 3.50%, 144A	5.591	9/25/2042	962,564
3,112,694	HarborView Mortgage Loan Trust 2005-15, 1M Libor + 0.37%	2.454	10/20/2045	2,316,505
2,992,149	HarborView Mortgage Loan Trust 2006-12, 1M Libor + 0.25%	2.335	1/19/2038	1,791,740
5,194,105	Home Equity Asset Trust, 1M Libor + 1.25%	3.336	5/25/2035	4,020,721
2,259,636	Home Equity Asset Trust, 1M Libor + 2.17%	4.261	2/25/2034	1,784,616
1,432,272	Home Equity Asset Trust 2003-4, 1M Libor + 4.50%	6.591	10/25/2033	830,845
12,062,984	Home Equity Asset Trust 2005-7, 1M Libor + 0.50%	2.591	1/25/2036	7,270,785
7,616,011	Home Equity Asset Trust 2006-1, 1M Libor + 0.62%	2.711	4/25/2036	6,205,694
6,000,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 1M Libor + 1.95%	4.041	3/25/2035	5,804,942
4,725,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 1M Libor + 1.80%	3.891	8/25/2035	2,712,402
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1M Libor + 0.61%	2.701	10/25/2035	4,245,541
20,597,319	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.47%	2.561	3/25/2036	9,381,541
8,630,326	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A, 1M Libor + 0.40%	2.491	3/25/2036	3,077,967
20,140,224	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-B, 1M Libor + 0.36%	2.451	6/25/2036	8,622,696
7,324,875	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-C, 1M Libor + 0.29%	2.381	8/25/2036	1,834,473
1,044,668	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A	6.537	11/25/2030	1,096,231
5,006,000	HomeBanc Mortgage Trust 2005-3, 1M Libor + 0.51%	2.601	7/25/2035	4,820,446
4,986,396	HSI Asset Securitization Corp Trust 2005-OPT1, 1M Libor + 0.68%	2.766	11/25/2035	3,981,692
13,243,000	HSI Asset Securitization Corp Trust 2006-OPT1, 1M Libor + 0.54%	2.631	12/25/2035	9,800,519
41,014,000	HSI Asset Securitization Corp Trust 2006-OPT4, 1M Libor + 0.31%	2.401	3/25/2036	33,182,709
656,754	Impac CMB Trust Series 2004-10, 1M Libor + 0.86%	2.946	3/25/2035	556,079
40,293	IndyMac INDX Mortgage Loan Trust 2004-AR6	4.392	10/25/2034	38,634
26,811	Irwin Home Equity Loan Trust 2002-1, 1M Libor + 2.25%	5.466	2/25/2029	26,723
1,581,413	IXIS Real Estate Capital Trust 2005-HE2, 1M Libor + 1.04%	3.126	9/25/2035	761,682
5,458,061	JP Morgan Mortgage Acquisition Corp 2005-OPT1, 1M Libor + 1.07%	3.156	6/25/2035	3,201,977
10,000,000	JP Morgan Mortgage Acquisition Corp 2006-FRE1, 1M Libor + 0.43%	2.521	5/25/2035	6,032,883
2,759,465	JP Morgan Mortgage Acquisition Trust 2006-ACC1, 1M Libor + 0.32%	2.411	5/25/2036	1,456,854
6,448,000	JP Morgan Mortgage Acquisition Trust 2006-CH1, 1M Libor + 1.80%	3.891	7/25/2036	4,193,049
23,806,000	JP Morgan Mortgage Acquisition Trust 2006-CH2, 1M Libor + 0.21%	2.301	10/25/2036	18,167,454
3,900,666	JP Morgan Mortgage Acquisition Trust 2006-CW1, 1M Libor + 0.30%	2.391	5/25/2036	1,067,826
9,415,426	JP Morgan Mortgage Acquisition Trust 2006-NC1, 1M Libor + 0.34%	2.431	4/25/2036	6,373,768
3,000,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.75%	2.841	1/25/2037	1,610,886
5,553,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.60%	2.691	1/25/2037	4,347,089
11,493,416	JP Morgan Mortgage Acquisition Trust 2007-CH3, 1M Libor + 0.37%	2.461	3/25/2037	9,138,287
6,700,000	JP Morgan Mortgage Acquisition Trust 2007-CH4, 1M Libor + 0.29%	2.381	5/25/2037	4,835,240
4,500,000	JP Morgan Mortgage Acquisition Trust 2007-CH5, 1M Libor + 0.28%	2.371	6/25/2037	3,751,793
4,955,812	JP Morgan Mortgage Acquisition Trust 2007-HE1, 1M Libor + 0.26%	2.351	3/25/2047	2,379,796

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount		Coupon Rate (%)	Maturity	Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 95.8% (continued)
$8,000,000	JP Morgan Mortgage Acquisition Trust ADJ%	3.760	7/25/2035	$7,641,580
4,422,995	JP Morgan Mortgage Trust 2005-A5	3.711	8/25/2035	3,572,086
1,680,117	Long Beach Mortgage Loan Trust 2003-1, 1M Libor + 6.00%	8.091	3/25/2033	1,949,132
1,234,582	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.50%	3.591	9/25/2034	1,205,648
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	3.891	9/25/2034	1,067,021
1,426,823	MASTR Adjustable Rate Mortgages Trust 2004-5	3.940	7/25/2034	1,125,745
1,282,606	MASTR Alternative Loan Trust 2002-2	7.105	10/25/2032	385,335
2,191,279	Mastr Asset Backed Securities Trust 2003-OPT2, 1M Libor + 5.78%	7.866	5/25/2033	1,700,229
467,174	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor + 1.95%	4.041	9/25/2034	402,748
774,893	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 1.80%	3.891	10/25/2034	814,091
556,791	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 2.30%	4.386	12/25/2034	630,654
940,890	Mastr Asset Backed Securities Trust 2005-WF1, 1M Libor + 1.86%	3.951	6/25/2035	916,800
3,908,654	Mastr Asset Backed Securities Trust 2006-AM3, 1M Libor + 0.26%	2.351	10/25/2036	1,874,205
4,042,762	Mastr Asset Backed Securities Trust 2007-HE1, 1M Libor + 0.30%	2.391	5/25/2037	1,057,732
901,537	Mastr Specialized Loan Trust, 1M Libor + 1.75%, 144A	3.660	7/25/2035	835,592
1,462,000	Mastr Specialized Loan Trust, 1M Libor + 1.25%, 144A	3.341	11/25/2035	889,102
1,429,452	Meritage Mortgage Loan Trust 2004-2, 1M Libor + 1.73%	3.816	1/25/2035	986,737
5,860,014	Meritage Mortgage Loan Trust 2005-2, 1M Libor + 0.80%	2.886	11/25/2035	5,609,128
1,542,168	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 1M Libor + 3.45%	5.541	9/25/2032	1,287,083
26,133	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 1M Libor + 1.63%	4.325	12/25/2032	26,171
188,760	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 1M Libor + 1.50%	3.967	2/25/2033	185,616
1,627,168	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 1M Libor + 2.18%	4.266	7/25/2034	1,509,163
2,847,836	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 1M Libor + 2.03%	4.116	6/25/2035	2,291,464
733,895	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, 1M Libor + 1.01%	3.096	3/25/2030	529,307
5,241,625	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1	3.595	2/25/2036	2,169,374
1,526,243	Metropolitan Asset Funding, Inc.	6.000	2/20/2027	1,282,044
841,465	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 1M Libor + 5.25%	7.341	7/25/2034	886,968
2,008,660	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.65%	3.741	1/25/2035	880,248
1,935,168	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.35%	3.441	1/25/2035	1,880,239
6,550,000	Morgan Stanley ABS Capital I Inc Trust 2005-HE4, 1M Libor + 0.89%	2.976	7/25/2035	4,862,192
1,472,523	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	3.066	2/25/2035	1,123,959
5,113,925	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 1M Libor + 1.07%	3.156	3/25/2035	2,942,864
8,694,810	Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, 1M Libor + 1.80%	3.891	6/25/2035	1,797,434
3,386,346	Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, 1M Libor + 1.07%	3.156	7/25/2035	500,086
3,683,627	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	2.471	12/25/2035	3,031,656
10,150,000	Morgan Stanley Capital I Inc Trust 2006-HE1, 1M Libor + 0.37%	2.461	1/25/2036	7,889,518
6,454,799	Morgan Stanley Capital I Inc Trust 2006-NC2, 1M Libor + 0.36%	2.451	2/25/2036	4,810,972
1,642,790	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 1M Libor + 5.63%	7.716	2/25/2033	1,594,341
5,489,352	Morgan Stanley Home Equity Loan Trust 2005-2, 1M Libor + 1.07%	3.156	5/25/2035	3,408,747
2,133,005	Morgan Stanley Home Equity Loan Trust 2005-3, 1M Libor + 0.96%	3.051	8/25/2035	828,158
198,065	Morgan Stanley Mortgage Loan Trust 2004-7AR	3.724	9/25/2034	197,246
5,364,103	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.37%	2.461	3/25/2037	1,705,552
5,971,399	Nationstar Home Equity Loan Trust 2007-B, 1M Libor + 0.47%	2.561	4/25/2037	1,016,720
1,915,000	New Century Home Equity Loan Trust	5.650	8/25/2034	1,783,344
12,264,570	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.13%	3.216	3/25/2035	11,422,416
4,273,916	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.31%	2.401	8/25/2036	2,301,377
292,042	New Century Home Equity Loan Trust Series 2003-5, 1M Libor + 0.80%	2.891	11/25/2033	242,109
31,238,215	New Century Home Equity Loan Trust Series 2005-B, 1M Libor + 0.49%	2.581	10/25/2035	25,629,215
9,962,853	New Century Home Equity Loan Trust Series 2005-C, 1M Libor + 0.45%	2.541	12/25/2035	4,982,182
8,390,000	New Century Home Equity Loan Trust Series 2005-D, 1M Libor + 0.47%	2.561	2/25/2036	6,975,912
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	7.000	4/25/2033	17,252
17,808	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	6.000	5/25/2033	18,104
3,600,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-HE1, 1M Libor + 1.08%	3.171	9/25/2035	2,852,226
15,534,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE3, 1M Libor + 0.30%	2.391	7/25/2036	7,009,980
1,242,083	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-WF1, 1M Libor + 0.37%	2.461	3/25/2036	1,147,717
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1, 1M Libor + 3.00%	5.091	5/25/2033	3,057,812
273,814	NovaStar Mortgage Funding Trust Series 2003-2, 1M Libor + 1.13%	3.216	9/25/2033	274,734
10,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	4.641	3/25/2035	9,058,918
16,039,591	NovaStar Mortgage Funding Trust Series 2007-2, 1M Libor + 0.30%	2.391	9/25/2037	8,871,864
5,861,692	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, 1M Libor + 0.43%	2.521	12/25/2035	4,285,756
8,054,102	Option One Mortgage Loan Trust 2005-3, 1M Libor + 0.93%	3.021	8/25/2035	7,214,504
4,184,518	Option One Mortgage Loan Trust 2005-3, 1M Libor + 1.01%	3.096	8/25/2035	1,140,800
3,872,397	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1M Libor + 0.60%	2.691	11/25/2035	1,217,471
2,610,377	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1M Libor + 0.58%	2.671	12/25/2035	460,714
21,250,000	Option One Mortgage Loan Trust 2006-1, 1M Libor + 0.38%	2.471	1/25/2036	15,824,815

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount		Coupon Rate (%)	Maturity	Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 95.8% (continued)
$10,456,916	Option One Mortgage Loan Trust 2007-CP1, 1M Libor + 0.30%	2.391	3/25/2037	$599,036
778,515	Ownit Mortgage Loan Trust Series 2005-1, 1M Libor + 1.17%	3.261	9/25/2035	622,524
2,841,756	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 1M Libor + 1.73%	3.816	10/25/2034	989,034
15,907,187	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 1M Libor + 2.10%	4.191	12/25/2034	11,260,812
3,099,568	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WWF, 1M Libor + 2.03%	4.116	12/25/2034	2,716,249
1,957,663	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 1.02%	3.111	7/25/2035	492,569
2,023,714	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ3, 1M Libor + 1.80%	3.891	6/25/2035	1,487,127
6,346,905	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WCW2, 1M Libor + 2.18%	4.266	10/25/2034	4,097,630
2,264,308	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WCW2, 1M Libor + 2.93%	5.016	10/25/2034	194,066
7,333,569	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WHQ2, 1M Libor + 1.95%	4.041	2/25/2035	4,669,294
18,068,644	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WCW3, 1M Libor + 0.64%	2.731	8/25/2035	13,555,595
8,406,368	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1, 1M Libor + 1.88%	3.966	3/25/2035	4,143,808
15,540,669	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ4, 1M Libor + 0.61%	2.701	9/25/2035	6,450,108
4,700,972	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	2.751	9/25/2035	1,495,982
1,133,413	Popular ABS Mortgage Pass-Through Trust 2004-5	5.255	12/25/2034	1,136,086
6,094,972	Popular ABS Mortgage Pass-Through Trust 2006-B, 1M Libor + 0.50%	2.591	5/25/2036	2,109,366
1,214,982	Popular ABS Mortgage Pass-Through Trust 2007-A, 1M Libor + 0.31%	2.401	6/25/2047	544,712
6,343,758	Quest Trust, 1M Libor + 3.23%, 144A	5.316	6/25/2034	4,874,019
2,000,000	Quest Trust, 1M Libor + 3.53%, 144A	5.616	9/25/2034	1,694,521
7,736,150	RAAC Series 2006-RP2 Trust, 1M Libor + 1.25%, 144A	3.341	2/25/2037	5,187,694
4,638,000	RAAC Series 2006-RP4 Trust, 1M Libor + 2.00%, 144A	4.091	1/25/2046	4,292,346
2,000,000	RAAC Series 2007-SP1 Trust, 1M Libor + 1.00%	3.091	3/25/2037	1,455,039
19,549,109	RAAC Series 2007-SP3 Trust, 1M Libor + 2.25%	4.341	9/25/2047	11,083,455
149,137	RAMP Series 2002-RS3 Trust, 1M Libor + 0.98%	3.066	6/25/2032	137,790
1,000,000	RAMP Series 2004-RS12 Trust	5.186	12/25/2034	1,022,898
3,874,277	RAMP Series 2004-RS12 Trust, 1M Libor + 2.63%	4.716	12/25/2034	2,744,705
2,334,850	RAMP Series 2005-EFC1 Trust, 1M Libor + 1.20%	3.291	5/25/2035	1,254,733
250,000	RAMP Series 2005-EFC3 Trust, 1M Libor + 1.12%	3.211	8/25/2035	229,110
7,363,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	2.791	9/25/2035	5,378,504
2,476,307	RAMP Series 2005-EFC6 Trust, 1M Libor + 0.95%	3.036	11/25/2035	834,143
3,000,000	RAMP Series 2005-EFC6 Trust, 1M Libor + 0.89%	2.976	11/25/2035	2,740,810
2,850,696	RAMP Series 2005-RS8 Trust, 1M Libor + 0.60%	2.691	9/25/2035	2,023,826
3,174,162	RAMP Series 2005-RZ2 Trust, 1M Libor + 1.25%	3.341	5/25/2035	2,488,276
4,443,373	RAMP Series 2006-EFC1 Trust, 1M Libor + 0.54.%	2.631	2/25/2036	2,481,558
17,680,000	RAMP Series 2006-NC3 Trust, 1M Libor + 0.36%	2.451	3/25/2036	13,409,278
1,899,213	RAMP Series 2006-RS1 Trust, 1M Libor + 0.41%	2.501	1/25/2036	352,539
5,000,000	RAMP Series 2006-RS2 Trust, 1M Libor + 0.39%	2.481	3/25/2036	4,008,434
3,463,039	RAMP Series 2006-RS4 Trust, 1M Libor + 0.38%	2.471	7/25/2036	2,275,508
7,662,002	RAMP Series 2006-RZ3 Trust, 1M Libor + 0.38%	2.471	8/25/2036	5,856,420
14,266,801	RAMP Series 2006-RZ4 Trust, 1M Libor + 0.38%	2.471	10/25/2036	9,480,232
607,936	RASC Series 2003-KS10 Trust	5.570	12/25/2033	622,868
3,599,134	RASC Series 2004-KS6 Trust, 1M Libor + 1.77%	3.861	7/25/2034	2,962,328
1,860,914	RASC Series 2005-EMX1 Trust, 1M Libor + 4.50%, 144A	6.591	3/25/2035	1,488,139
704,908	RASC Series 2005-EMX2 Trust, 1M Libor + 1.80%	3.891	7/25/2035	38,785
3,535,769	RASC Series 2005-EMX3 Trust, 1M Libor + 0.72%	2.811	9/25/2035	1,608,433
1,376,173	RASC Series 2005-KS1 Trust, 1M Libor + 1.88%	3.966	2/25/2035	740,145
2,198,000	RASC Series 2005-KS5 Trust, 1M Libor + 1.88%	3.966	6/25/2035	1,707,863
1,276,042	RASC Series 2005-KS6 Trust, 1M Libor + 2.55%	4.641	7/25/2035	1,083,478
3,250,000	RASC Series 2005-KS9 Trust, 1M Libor + 1.25%	3.341	10/25/2035	1,057,090
1,845,327	RASC Series 2006-EMX1 Trust, 1M Libor + 0.47%	2.561	1/25/2036	773,699
7,468,483	RASC Series 2006-EMX2 Trust, 1M Libor + 0.42%	2.511	2/25/2036	4,499,608
11,476,117	RASC Series 2006-EMX3 Trust, 1M Libor + 0.33%	2.421	4/25/2036	8,025,808
7,328,951	RASC Series 2006-EMX4 Trust, 1M Libor + 0.28%	2.371	6/25/2036	4,127,816
7,013,938	RASC Series 2006-KS1 Trust, 1M Libor + 0.53%	2.621	2/25/2036	5,386,921
5,185,485	RASC Series 2006-KS2 Trust, 1M Libor + 0.50%	2.591	3/25/2036	3,248,973
8,421,550	RASC Series 2006-KS4 Trust, 1M Libor + 0.30%	2.391	6/25/2036	7,150,445
16,047,590	RASC Series 2007-KS1 Trust, 1M Libor + 0.24%	2.331	1/25/2037	8,318,693
22,949,117	RASC Series 2007-KS2 Trust, 1M Libor + 0.26%	2.351	2/25/2037	16,795,536
20,000,000	RASC Series 2007-KS3 Trust, 1M Libor + 0.38%	2.471	4/25/2037	12,649,970
552,848	Renaissance Home Equity Loan Trust 2003-2	4.741	8/25/2033	510,857
6,203,455	Renaissance Home Equity Loan Trust 2004-3	5.284	11/25/2034	5,631,116
13,363,530	Renaissance Home Equity Loan Trust 2005-1	5.405	5/25/2035	3,843,036
9,693,471	Renaissance Home Equity Loan Trust 2005-2	5.101	8/25/2035	4,922,241
1,185,042	RFMSI Series 2005-SA1 Trust	3.650	3/25/2035	526,922
436,975	SASCO Mortgage Loan Trust 2003-GEL1, 1M Libor + 4.50%	6.591	10/25/2033	339,844

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount		Coupon Rate (%)	Maturity	Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 95.8% (continued)
$107,021	Saxon Asset Securities Trust 2003-3, 1M Libor + 2.93%	4.352	12/25/2033	$87,457
2,149,653	Saxon Asset Securities Trust 2005-2, 1M Libor + 0.71%	2.796	10/25/2035	1,353,165
5,104,349	Saxon Asset Securities Trust 2005-4, 1M Libor + 0.62%	2.711	11/25/2037	2,447,953
9,432,946	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.32%	2.411	9/25/2036	3,512,536
8,000,000	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.30%	2.391	9/25/2036	6,920,629
9,016,921	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.90%	2.991	9/25/2047	762,181
21,892,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	2.891	9/25/2047	17,351,577
8,635,000	Saxon Asset Securities Trust 2007-4, 1M Libor + 3.00%	5.091	12/25/2037	4,255,668
973,103	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 1M Libor + 1.83%	3.921	1/25/2035	890,484
9,471,489	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.67%	2.761	10/25/2035	521,276
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.64%	2.731	10/25/2035	4,135,978
3,000,000	Securitized Asset Backed Receivables LLC Trust 2006-OP1, 1M Libor + 1.20%	3.291	10/25/2035	1,758,832
1,500,000	Security National Mortgage Loan Trust 2005-2, 144A	7.329	2/25/2035	1,091,337
1,719,447	Security National Mortgage Loan Trust ADJ%	2.360	2/25/2035	1,491,346
2,224,775	Sequoia Mortgage Trust 2004-10, 1M Libor + 0.75%	2.834	11/20/2034	2,105,714
25,239,963	Sequoia Mortgage Trust 2004-10	0.377	11/20/2034	214,070
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1M Libor + 0.59%	2.681	10/25/2035	3,954,603
1,415,765	Soundview Home Loan Trust 2005-1, 1M Libor + 1.95%	4.041	4/25/2035	1,304,786
1,300,716	Soundview Home Loan Trust 2005-A, 1M Libor + 1.35%	3.441	4/25/2035	1,319,904
5,321,456	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 1.05%	3.141	6/25/2035	1,938,603
4,542,879	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 0.83%	2.916	6/25/2035	3,088,779
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1M Libor + 0.98%	3.066	8/25/2035	5,260,303
1,787,500	Soundview Home Loan Trust 2005-OPT3, 1M Libor + 0.68%	2.771	11/25/2035	646,292
7,207,678	Soundview Home Loan Trust 2005-OPT4, 1M Libor + 0.55%	2.641	12/25/2035	2,423,144
9,859,919	Soundview Home Loan Trust 2006-1, 1M Libor + 0.41%	2.501	2/25/2036	3,321,638
1,479,343	Soundview Home Loan Trust 2006-EQ1, 1M Libor + 0.25%	2.341	10/25/2036	850,519
5,000,000	Soundview Home Loan Trust 2006-OPT1, 1M Libor + 0.35%	2.436	3/25/2036	2,910,067
48,077,048	Soundview Home Loan Trust 2006-OPT2, 1M Libor + 0.30%	2.391	5/25/2036	30,459,464
57,095,586	Soundview Home Loan Trust 2006-OPT5, 1M Libor + 0.25%	2.341	7/25/2036	27,007,263
4,628,326	Specialty Underwriting & Residential Finance Trust Series 2006-AB1, 1M Libor + 0.39%	2.481	12/25/2036	1,642,300
24,043,401	Specialty Underwriting & Residential Finance Trust Series 2006-BC3, 1M Libor + 0.15%	2.110	6/25/2037	15,730,960
11,500,000	STACR Trust 2018-DNA2, 1M Libor + 3.70%, 144A	5.757	12/25/2030	11,322,875
5,500,000	STACR Trust 2018-DNA2, 1M Libor + 2.15%, 144A	4.207	12/25/2030	5,469,994
2,213,650	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.73%	3.816	12/25/2034	1,810,247
23,435,473	Structured Asset Investment Loan Trust 2005-1, 1M Libor + 1.14%	3.231	2/25/2035	15,123,075
11,044,049	Structured Asset Investment Loan Trust 2005-6, 1M Libor + 0.98%	3.066	7/25/2035	7,395,250
9,666,086	Structured Asset Investment Loan Trust 2005-8, 1M Libor + 0.75%	2.841	10/25/2035	7,348,617
3,641,247	Structured Asset Investment Loan Trust 2005-9, 1M Libor + 0.45%	2.541	11/25/2035	2,013,608
3,275,461	Structured Asset Investment Loan Trust 2005-HE2, 1M Libor + 0.78%	2.871	7/25/2035	2,157,461
35,000,000	Structured Asset Investment Loan Trust 2005-HE3, 1M Libor + 0.74%	2.826	9/25/2035	30,540,902
322,439	Structured Asset Mortgage Investments II Trust 2004-AR5	3.341	10/19/2034	316,989
2,951,799	Structured Asset Mortgage Investments Trust 2002-AR4, 1M Libor + 0.83%	2.910	2/19/2033	2,193,027
6,876,000	Structured Asset Securities ADJ%	2.910	2/25/2036	4,533,070
2,209,407	Structured Asset Securities Corp 2005-NC1, 1M Libor + 1.30%	3.391	2/25/2035	1,387,699
1,628,177	Structured Asset Securities Corp 2005-RMS1, 1M Libor + 0.75%	2.841	2/25/2035	1,284,367
288,100	Structured Asset Securities Corp 2005-WF1, 1M Libor + 1.91%	3.996	2/25/2035	245,373
2,847,846	Structured Asset Securities Corp Mortgage Loan Trust 2005-NC2, 1M Libor + 0.70%	2.791	5/25/2035	2,554,889
1,876,560	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 1M Libor + 3.75%, 144A	5.841	7/25/2035	1,199,554
3,500,000	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF4, 1M Libor + 3.75%	5.841	11/25/2035	1,738,402
5,489,728	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL1, 1M Libor + 2.25%, 144A	4.341	11/25/2035	4,461,769
21,965,324	Structured Asset Securities Corp Mortgage Loan Trust 2006-OPT1, 1M Libor + 0.30%	2.391	4/25/2036	16,207,187
4,210,011	Structured Asset Securities Corp Mortgage Loan Trust 2006-W1, 1M Libor + 0.30%, 144A	2.391	8/25/2046	1,422,866
13,810,000	Structured Asset Securities Corp Mortgage Loan Trust 2007-WF2, 1M Libor + 2.25%, 144A	4.341	8/25/2037	12,763,567
7,988,000	Terwin Mortgage Trust 2006-1, 1M Libor + 0.49%, 144A	2.581	1/25/2037	4,698,705
10,920,651	Terwin Mortgage Trust 2006-5, 1M Libor + 0.36%, 144A	2.451	7/25/2037	7,573,589
7,425,000	Terwin Mortgage Trust 2006-7, 1M Libor + 0.27%, 144A	2.361	7/25/2037	5,165,607
3,551,000	Terwin Mortgage Trust 2007-QHL1, 1M Libor + 1.50%, 144A	3.591	10/25/2038	3,054,489
2,962,898	Terwin Mortgage Trust Series TMTS 2005-6HE, 1M Libor + 1.20%	3.291	4/25/2036	2,285,788
839,823	Thornburg Mortgage Securities Trust 2004-2, 1M Libor + 1.00%	3.091	6/25/2044	543,399
757,000	Truman Capital Mortgage Loan ADJ%, 144A	5.460	3/25/2037	777,515
258,200	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1M Libor + 1.25%	2.145	11/25/2042	251,424
2,075,792	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust	3.459	10/25/2033	1,564,969
3,565,365	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Trust	3.707	4/25/2035	3,050,302
2,900,597	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1M Libor + 0.36%	2.451	4/25/2036	1,063,115
6,848,677	Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust, 1M Libor + 0.45%	2.541	5/25/2036	4,507,879

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Principal Amount		Coupon Rate (%)	Maturity	Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 95.8% (continued)
$9,998,076	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust, 1M Libor + 0.35%	2.441	7/25/2036	$4,335,204
11,755,037	Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 1M Libor + 0.27%	2.361	1/25/2037	8,544,122
360,063	Wells Fargo Mortgage Backed Securities 2004-BB Trust	3.740	1/25/2035	363,026
52,826	Wells Fargo Mortgage Backed Securities 2005-4 Trust, , 1M Libor + 0.60%	2.691	4/25/2035	52,093
22,455	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust	4.244	6/25/2034	22,339
3,447,958	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust	3.895	6/25/2035	3,005,222
	TOTAL NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $1,960,053,171)			2,062,831,131

	PRIVATE PLACEMENT - 0.1%
1,900,000	AMUR Finance Company, Inc. ** + (Cost $1,900,000)	18.000	7/31/2018	1,898,138

	REAL ESTATE INVESTMENT TRUSTS - 1.0%
511,576	American Homes 4 Rent			11,346,755
462,716	Invitation Homes, Inc.			10,670,231
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,317,980)			22,016,986

Principal ($)
	U.S. GOVERNMENT TREASURY - 2.5% ^
18,000,000	United States Treasury Note	2.250	2/15/2021	17,841,094
20,000,000	United States Treasury Note	2.625	5/15/2021	20,001,562
15,000,000	United States Treasury Note	2.625	6/15/2021	15,001,758
	TOTAL U.S. GOVERNMENT TREASURY (Cost $52,853,975)			52,844,414

	TOTAL INVESTMENTS - 99.8% (Cost - $2,044,756,906)			$2,148,782,305
	OTHER ASSETS LESS LIABILITIES - 0.2%			4,597,286
	TOTAL NET ASSETS - 100.0%			$2,153,379,591

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
** Illiquid security. Total illiquid securities represents 0.11% of net assets as of June 30, 2018.
^ Zero Coupon Bond
+ Fair Valued by the Board of Trustees in good faith.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2018 144A securities amounted to $227,291,111 or 10.6% of net assets.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$4,621,876	$4,569,760	$9,191,636
Non-Agency Residential Mortgage Backed Securities	-	2,062,831,131	-	2,062,831,131
Private Placements	-	-	1,898,138	1,898,138
Real Estate Investment Trusts	22,016,986	-	-	22,016,986
U.S. Government Treasury	-	52,844,414	-	52,844,414
Total	$22,016,986	$2,120,297,421	$6,467,898	$2,148,782,305

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to Portfolio of Investments for security classifications.
	Private Placement	Asset Backed Securities
Beginning Balance	$1,898,366	$4,754,438
Total realized gain (loss)	-	-
Appreciation (Depreciation)	(228)	(94,093)
Cost of Purchases	-	-
Proceeds from Sales	-	-
Proceeds from Principal Paydowns	-	(90,585)
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$1,898,138	$4,569,760

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,044,756,906	$172,812,848	$(68,787,449)	$104,025,399

AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

	Contracts	Notional Amount	Exercise Price	Expiration	Value +
PURCHASED CALL OPTIONS - 0.0%
S&P500 E-MINI 3rd week	90	$13,275,000	$2,950.00	7/20/2018	$225
S&P500 E-MINI 3rd week	220	37,400,000	3,400.00	8/17/2018	4,950
TOTAL PURCHASED CALL OPTIONS (Cost $31,685)					5,175

Shares
SHORT-TERM INVESTMENTS - 82.7%
MONEY MARKET FUND - 1.7%
150,950	Fidelity Investments Money Market Treasury Portfolio - Class I to yield 1.62% *				150,950

Principal ($)
U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 81.0%
1,200,000	United States Treasury Bill, 0.000% due 9/13/2018				1,196,511
900,000	United States Treasury Bill, 0.000% due 11/8/2018				894,947
2,000,000	United States Treasury Bill, 0.000% due 12/6/2018 #				1,985,341
3,000,000	United States Treasury Bill, 0.000% due 1/3/2019 #				2,968,704
					7,045,503

TOTAL SHORT- TERM INVESTMENTS (Cost $7,201,089)					7,196,453

TOTAL INVESTMENTS - 82.7% (Cost $7,232,774)					$7,201,628
OPTIONS WRITTEN - (0.7) % (Proceeds - $121,327)					(60,713)
OTHER ASSETS LESS LIABILITIES - 18.0%					1,566,835
NET ASSETS - 100%					$8,707,750

AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

	Contracts	Notional Amount	Exercise Price	Expiration	Value +
WRITTEN CALL OPTIONS - (0.1)%
S&P E-MINI 1st week	30	$4,200,000	$2,800.00	7/6/2018	$225
S&P E-MINI 1st week	30	4,350,000	2,900.00	7/6/2018	75
S&P E-MINI 2nd week	30	4,237,500	2,825.00	7/13/2018	600
S&P E-MINI 2nd week	30	4,312,500	2,875.00	7/13/2018	150
S&P E-MINI 3rd week	105	15,225,000	2,900.00	7/20/2018	6,600
S&P E-MINI 4th week	90	12,825,000	2,850.00	7/27/2018	788
S&P E-MINI 3rd week	440	66,000,000	3,000.00	8/17/2018	3,600
TOTAL WRITTEN CALL OPTIONS (Proceeds $42,465)					12,038

WRITTEN PUT OPTIONS - (0.6)%
E-MINI SP M Week	30	3,675,000	2,450.00	7/2/2018	75
E-MINI SP M Week	30	3,862,500	2,575.00	7/2/2018	225
E-MINI SP W Week	30	3,825,000	2,550.00	7/3/2018	525
E-MINI SP W Week	30	3,862,500	2,575.00	7/3/2018	600
S&P E-MINI 1st week	90	11,362,500	2,525.00	7/6/2018	2,925
S&P E-MINI 1st week	60	7,725,000	2,575.00	7/6/2018	3,000
S&P E-MINI 1st week	30	3,900,000	2,600.00	7/6/2018	2,100
S&P E-MINI 2nd week	120	15,000,000	2,500.00	7/13/2018	12,000
S&P E-MINI 3rd week	60	7,425,000	2,475.00	7/20/2018	9,750
S&P E-MINI 4th week	60	7,275,000	2,425.00	7/27/2018	11,100
S&P E-MINI 4th week	30	3,675,000	2,450.00	7/27/2018	6,375
TOTAL WRITTEN PUT OPTIONS (Proceeds $78,862)					48,675

		TOTAL WRITTEN OPTIONS (Proceeds $121,327)			60,713

FUTURES CONTRACTS

Open Long Future Contracts	Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation) +
8	CBOE VIX Future	Gain Capital Group, LLC	Jul-18	$2,336,118	$9,150
	Net Unrealized Appreciation from Open Long Futures Contracts				$9,150

Open Short Future Contracts	Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation) +
(4)	CBOE VIX Future	Gain Capital Group, LLC	Aug-18	(503,700)	$(4,100)
(1)	CBOE VIX Future	Gain Capital Group, LLC	Sep-18	(128,917)	(75)
	Net Unrealized Depreciation from Open Short Futures Contracts				(4,175)

	Net Unrealized Appreciation from Open Futures Contracts				$4,975
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
+ The amount represents the fair value of derivative instruments subject to equity risk exposure as of June 30, 2018.
^ Zero Coupon Bonds.
# All or a portion of this investment is segregated as collateral for option contracts.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The value of the derivative instruments outstanding as of June 30, 2018, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Purchased Call Options	$5,175	$-	$-	$5,175
Short-Term Investment	7,196,453	-	-	7,196,453
Total	$7,201,628	$-	$-	$7,201,628
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$12,038	$-	$-	$12,038
Written Put Options	48,675	-	-	48,675
Total	$60,713	$-	$-	$60,713
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$7,145,551	$-	$(4,636)	$(4,636)

AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares		Value
	COMMON STOCKS - 94.7%
	ELECTRICAL EQUIPMENT - 2.2%
18,735	Intellia Therapeutics, Inc. *	$512,590

	ELECTRICAL EQUIPMENT - 17.3%
12,401	Allied Motion Technologies, Inc.	593,760
13,040	Cognex Corp.	581,714
1,200	Keyence Corp.	677,759
10,433	Novanta, Inc. *	649,976
8,135	Renishaw PLC	569,233
5,185	Rockwell Automation, Inc.	861,903
		3,934,345
	ELECTRICAL EQUIPMENT - 3.0%
8,955	iRobot Corp. *	678,520

	MACHINERY - 34.2%
39,583	ATS Automation Tooling Systems, Inc. *	587,975
11,322	Cargotec Oyj	572,912
15,600	Daifuku Co Ltd.	683,772
4,700	FANUC Corp.	933,720
625,000	Fastbrick Robotics Limited *	83,121
20,300	Harmonic Drive Systems, Inc.	859,540
6,150	John Bean Technologies Corp.	546,735
5,855	Kardex AG	810,189
4,619	Krones AG	596,996
6,491	KUKA AG	691,166
14,500	Omron Corp.	676,793
20,800	Yaskawa Electric Corp.	735,178
		7,778,097
	MANUFACTURED GOODS - 2.0%
10,000	Nachi-Fujikoshi Corp.	447,343

	MEDICAL EQUIPMENT & DEVICES - 22.6%
96,581	Accuray, Inc. *	395,982
934,136	Corindus Vascular Robotics, Inc. *	771,316
39,000	Cyberdyne, Inc. *	457,022
2,102	Intuitive Surgical, Inc. *	1,005,765
12,195	Mazor Robotics Ltd. * - ADR	676,944
190,491	Restoration Robotics, Inc. *	661,004
2,554	Tecan Group AG	619,884
131,106	TransEnterix, Inc. *	571,622
		5,159,539

AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Shares		Value
	SEMICONDUCTORS - 5.9%
72,040	Adesto Technologies Corp. *	$605,136
22,833	Brooks Automation, Inc.	744,812
		1,349,948
	SOFTWARE - 5.5%
39,920	Nuance Communications, Inc. *	554,289
13,164	Omnicell, Inc. *	690,452
		1,244,741
	TECHNOLOGY SERVICES - 2.0%
3,263	International Business Machines Corp.	455,842

	TOTAL COMMON STOCKS (Cost $22,326,501)	21,560,965

	TOTAL INVESTMENTS - 94.7% (Cost $22,326,501)	$21,560,965
	OTHER ASSETS LESS LIABILITIES - 5.3%	1,196,304
	NET ASSETS - 100%	$22,757,269

* Non-income producing security
ADR - American depositary receipt

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 21,560,965	$ -	$ -	$ 21,560,965
Total	$ 21,560,965	$ -	$ -	$ 21,560,965
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$22,413,419	$1,340,412	$(2,192,866)	$(852,455)

AlphaCentric Small Cap Opportunities Fund (SMZAX, SMZCX, SMZIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares		Value
	COMMON STOCKS - 83.5%
	AEROSPACE & DEFENSE - 0.8%
2,027	Woodward, Inc.	$155,795

	APPAREL & TEXTILE PRODUCTS - 0.0%
32	Steven Madden Ltd.	1,699

	AUTOMOTIVE - 0.6%
2,715	Tenneco, Inc.	119,351

	BANKING - 18.8%
4,988	Ameris Bancorp.	266,110
42,650	Home BancShares, Inc.	962,184
80,067	Investors Bancorp, Inc.	1,024,057
18,384	Pinnacle Financial Partners, Inc.	1,127,858
1,021	Texas Capital Bancshares, Inc.	93,422
3,747	Bank of NT Butterfield & Son Ltd.	171,313
		3,644,944
	BIOTECH & PHARMA - 27.3%
15,205	Aerie Pharmaceuticals, Inc. *	1,027,098
43,622	Aimmune Therapeutics, Inc. *	1,172,996
5,019	Amicus Therapeutics, Inc. *	78,397
555	AnaptysBio, Inc. *	39,427
52,600	Array BioPharma, Inc. *	882,628
1,010	Bluebird Bio, Inc. *	158,519
1,054	Blueprint Medicines Corp. *	66,908
1,729	Clovis Oncology, Inc. *	78,618
11,414	Immunomedics, Inc. *	270,169
761	Loxo Oncology, Inc. *	132,018
284	Madrigal Pharmaceuticals, Inc. *	79,432
22	Portola Pharmaceuticals, Inc. *	831
7,704	Sage Therapeutics, Inc. *	1,205,907
1,350	Supernus Pharmaceuticals, Inc. *	80,798
		5,273,746
	CHEMICALS - 0.5%
2,072	PolyOne Corp.	89,552

	COMMERCIAL SERVICES - 3.1%
1,217	Brink's Co.	97,056
12,291	Healthcare Services Group, Inc.	530,848
		627,904
	CONSTRUCTION MATERIALS - 2.2%
45	Louisiana-Pacific Corp.	1,225
16,079	Summit Materials, Inc. *	422,074
		423,299

AlphaCentric Small Cap Opportunities Fund (SMZAX, SMZCX, SMZIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Shares		Value
	CONSUMER PRODUCTS - 1.0%
1,323	J&J Snack Foods Corp.	$201,718

	ENGINEERING & CONSTRUCTION SERVICES - 7.7%
18	EMCOR Group, Inc.	1,371
20,837	Granite Construction, Inc.	1,159,787
2,265	Installed Building Products, Inc. *	128,086
2,423	TopBuild Corp. *	189,818
		1,479,062
	GAMING, LODGING & RESTAURANTS - 0.0%
37	Dave & Buster's Entertainment, Inc. *	1,761

	HARDWARE - 1.2%
5,183	Ciena Corp. *	137,401
1,668	Lumentum Holdings, Inc. *	96,577
		233,978
	HEALTH CARE FACILITIES & SERVICES - 5.9%
29	Encompass Health Corp.	1,964
24	LHC Group, Inc. *	2,054
8,358	PRA Health Sciences, Inc. *	780,303
7,769	Syneos Health, Inc. *	364,366
		1,148,687
	MEDIA - 1.2%
3,299	Nexstar Media Group, Inc. *	242,147

	MEDICAL EQUIPMENT & DEVICES - 0.9%
2,315	Catalent, Inc. *	96,975
1,465	NuVasive, Inc. *	76,356
		173,331
	OIL, GAS & COAL - 0.9%
15,571	Callon Petroleum Co. *	167,233

	PASSENGER TRANSPORTATION - 1.2%
658	Allegiant Travel Co.	91,429
3,823	Hawaiian Holdings, Inc.	137,437
		228,866
	REAL ESTATE - 0.0%
51	QTS Realty Trust, Inc.	2,014
19	Ryman Hospitality Properties, Inc.	1,580
		3,594
	RETAIL - CONSUMER STAPLES - 0.8%
1,627	PriceSmart, Inc.	147,243

AlphaCentric Small Cap Opportunities Fund (SMZAX, SMZCX, SMZIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Shares		Value
	RETAIL - DISCRETIONARY - 2.2%
5,525	Beacon Roofing Supply, Inc. *	$235,475
1,576	Children's Place, Inc. *	190,381
		425,856
	SOFTWARE - 2.0%
1,383	j2 Global, Inc.	119,782

	TECHNOLOGY SERVICES - 1.7%
1,713	MAXIMUS, Inc.	106,394
2,720	Medidata Solutions, Inc. *	219,123
		325,517
	TRANSPORTATION & LOGISTICS - 1.5%
7,479	Knight-Swift Transportation Holdings, Inc.	285,773

	WASTE & ENVIRON SERVICES & EQUIPMENT - 2.0%
24,775	Advanced Disposal Services, Inc. *	613,925

	TOTAL COMMON STOCKS (Cost $16,553,725)	16,134,763

	SHORT-TERM INVESTMENT - 18.8%
	MONEY MARKET FUND - 18.8%
3,639,212	Fidelity Investments Money Market Government Portfolio -
	Institutional Class to yield 1.62% ** (Cost $3,639,212)	3,639,212

	TOTAL INVESTMENTS - 102.3% (Cost $20,192,937)	$19,773,975
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(451,305)
	NET ASSETS - 100%	$19,322,670

* Non-income producing security
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
ADR - American depositary receipt

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,134,763	$ -	$ -	$16,134,763
Short-Term Investment	3,639,212	-	-	3,639,212
Total	$19,773,975	$ -	$ -	$19,773,975
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$20,192,937	$166,312	$(585,274)	$(418,962)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 8/28/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 8/28/2018